FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013 and 2012, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at December 31, 2013

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$—	$—
Derivative Liability	—	—	5,859,170	5,859,170

Total fair value	$—	$—	$5,859,170	$5,859,170

Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$232,988	$232,988
Derivative Liability	—	—	26,893	26,893

Total fair value	$—	$—	$259,881	$259,881

Summary of Changes in the Fair value of the Companys Level 3 Financial Liability [Table Text Block]
The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liabilities from January 1, 2012 to December 31, 2013:

	Warrant Liability	Derivative Liability	Total
December 31, 2011	283,931	140,706	424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes	—	4,044,349	4,044,349
Change in fair value	(48,912)	(4,158,162)	(4,207,074)
December 31, 2012	232,988	26,893	259,881
Issuance of convertible notes	—	8,582,295	8,582,295
Reclass to additional paid in capital	—	(2,711,816)	(2,711,816)
Change in fair value	(232,988)	(38,202)	(271,190)
December 31, 2013	—	$5,859,170	$5,859,170

Fair Value, Concentration of Risk [Table Text Block]
The fair value of the warrants at December 31, 2013 and 2012 were determined using the Black-Scholes model with the following assumptions:

	2013	2012
Annualized volatility	331% - 335%	275% - 624%
Contractual life (years)	.04	.5
Expected dividends	0%	0%
Risk-free investment rate	0.62 - 0.91%	0.12 - .014%